May 4, 2000




VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549

         Re:      Separate Account VA-6 of
                  Transamerica Life Insurance and Annuity Company
                  Post-Effective Amendment No. 10
                  File Nos.  333-9745 and 811-07753

Dear Commissioners:

On behalf of Separate Account VA-6 of Transamerica Life Insurance and Annuity Company (the "Fund"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectuses and Statements of Additional Information ("SAI") for certain contracts offered by the Fund otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the form of Prospectuses and SAI's contained in the Form N-4 registration statement for the Fund (the "Registration Statement"), which were filed electronically with the Securities and Exchange Commission on April 27, 2000, via EDGARLINK.

Sincerely,



Regina M. Fink
Counsel to Transamerica Life
Insurance and Annuity Company